Liquidity Condition and Going Concern (Details) - USD ($) $ in Millions	Apr. 25, 2026	Jan. 30, 2025	Aug. 19, 2024	Jun. 30, 2024	Dec. 31, 2023
Liquidity Condition and Going Concern [Line Items]
Working capital deficits				$ 48.8	$ 86.4
Unused credit facility amount			$ 63.0
Joint Stock Commercial Bank for Investment and Development of Vietnam [Member]
Liquidity Condition and Going Concern [Line Items]
Unused credit facility amount			67.6
Subsequent Event [Member]
Liquidity Condition and Going Concern [Line Items]
Cash			23.0
Withdrawal by company			37.0
Subsequent Event [Member] | Joint Stock Commercial Bank for Investment and Development of Vietnam [Member]
Liquidity Condition and Going Concern [Line Items]
Withdrawal by company	$ 90.0	$ 100.0	$ 22.4